Mineral properties, plant and equipment (Detail) - Mineral properties, plant and equipment - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Exploration and Evaluation [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	$ 548,360	$ 547,331
Additions	1,975	343
Transfers
Change to reclamation obligation
Transfers to inventory
Transfers
Mineral properties, plant and equipment, End	550,335	547,674
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning
Charge for the period
Accumulated depreciation, End
Net book value		547,674
Construction-in-progress [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	8,310	308
Additions	1,024	654
Transfers	(9,334)
Change to reclamation obligation
Transfers to inventory
Transfers
Mineral properties, plant and equipment, End		962
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning
Charge for the period
Accumulated depreciation, End
Net book value		962
Mineral Properties [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	36,440	33,865
Additions	167	521
Transfers
Change to reclamation obligation
Transfers to inventory
Transfers
Mineral properties, plant and equipment, End	36,607	34,386
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning	20,142	17,079
Charge for the period	1,405	497
Accumulated depreciation, End	21,547	17,576
Net book value	15,060	16,810
Plant and Equipment [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	513,414	535,970
Additions	2,889	787
Transfers	9,334
Change to reclamation obligation		(2,900)
Transfers to inventory		111
Transfers		111
Mineral properties, plant and equipment, End	525,637	533,968
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning	243,821	205,425
Charge for the period	22,865	10,325
Accumulated depreciation, End	266,686	215,750
Net book value	258,951	318,218
Total [Member]
Cost [Abstract]
Mineral properties, plant and equipment, Beginning	1,106,524	1,117,474
Additions	6,055	2,305
Transfers
Change to reclamation obligation		(2,900)
Transfers to inventory		111
Transfers		111
Mineral properties, plant and equipment, End	1,112,579	1,116,990
Accumulated depreciation [Abstract]
Accumulated depreciation, Beginning	263,963	222,504
Charge for the period	24,270	10,822
Accumulated depreciation, End	288,233	233,326
Net book value	$ 824,346	$ 883,664